Finance Expenses	12 Months Ended
Dec. 31, 2021
Disclosure of expenses [text block] [Abstract]
FINANCE EXPENSES
22.	FINANCE EXPENSES

	31-Dec-21	31-Dec-20	31-Dec-19
Interest paid and acretive interest on debentures	$1,893,494	$1,744,120	$693,712
Interest expense on long term debt	4,877	11,107	15,413
Interest on bank loans	22,686	18,532	235,732
Other interest and bank charges	47,704	(3,819)	15,999
Loss (gain) on redemption of debentures	-	(16,712)	-
Interest earned on director's loan	(6,000)	(23,000)	(10,000)
Interest expense on lease obligations	21,279	14,045	11,406
Total	$1,984,040	$1,744,273	$962,262